COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Purchase commitments
2025	$ 26,200
Total	$ 26,200